Intangible Assets and Goodwill (Tables)	12 Months Ended
Apr. 27, 2019
Amortizable Intangible Assets and Unamortizable Intangible Assets

		As of April 27, 2019
Amortizable Intangible Assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Other	3-10	$6,639	(6,603)	$36

Unamortizable Intangible Assets (a)		Trade name	Publishing contracts	Total
Balance at April 28, 2018		$293,400	$15,894	$309,294
Impairment		—	(5,594)	(5,594)

Balance at April 27, 2019		$293,400	$10,300	$303,700

Total amortizable and unamortizable intangible assets as of April 27, 2019				$303,736

(a)	See Note 1 for discussion on impairment testing of unamortizable intangible assets.

		As of April 28, 2018
Amortizable Intangible Assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(10,404)	$306
Other	3-10	6,546	(6,497)	49

		$17,256	$(16,901)	$355

Unamortizable Intangible Assets
Trade name				$293,400
Publishing contracts				15,894

				$309,294

Total amortizable and unamortizable intangible assets as of April 28, 2018				$309,649

Estimated Amortization Expense
All amortizable intangible assets are being amortized over their useful life on a straight-line basis.

Aggregate Amortization Expense
For the 52 weeks ended April 27, 2019	$412
For the 52 weeks ended April 28, 2018	$644
For the 52 weeks ended April 29, 2017	$782

Estimated Amortization Expense
(12 months ending on or about April 30)
2020	$36

Aggregate Amortization Expense
Aggregate Amortization Expense
For the 52 weeks ended April 27, 2019	$412
For the 52 weeks ended April 28, 2018	$644
For the 52 weeks ended April 29, 2017	$782

Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill, which relate to the B&N Retail reporting unit, for fiscal 2019 and fiscal 2018, are as follows:

Total Company
Balance as of April 29, 2017	$207,381
Benefit of excess tax amortization (a)	(2,176)
Goodwill impairment (b)	(133,612)

Balance as of April 28, 2018	$71,593
Benefit of excess tax amortization (a)	(1,563)

Balance as of April 27, 2019	$70,030

(a)
The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC
740-10-30,

Accounting for Income Taxes,
 the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.

(b)	See Note 1 for discussion on goodwill impairment testing.